Stock-Based Compensation - ESPP (Details) - USD ($)		12 Months Ended			21 Months Ended
	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Stock-Based Compensation
Average market price (in dollars per share)		$ 117	$ 114
Pre-tax stock-based compensation cost		$ 1,133,000,000	$ 987,000,000	$ 919,000,000
Employee Stock
Stock-Based Compensation
Discount on purchase of common stock (as a percent)	5.00%				15.00%
Maximum percentage of payroll deductions on eligible compensation		10.00%			10.00%
Maximum stock purchases by employees in a calendar year, value		$ 25,000
Maximum stock purchases by employees in an offering period (in shares)		1,000
Shares purchased by employees under the ESPP (in shares)		3,100,000	2,400,000	1,000,000
Pre-tax stock-based compensation cost		$ 64,000,000	$ 43,000,000
Shares available for purchase (in shares)		11,300,000			11,300,000